Condensed Interim Statements of Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Sales	$ 344,819	$ 145,093
Cost of Sales	194,104	128,435
GROSS PROFIT	150,714	16,658
Research and development expenses	216,181	307,396
Selling and marketing expenses	94,339	135,585
General and administrative expenses	101,877	327,415
Prospective initial public offering expenses	106,754	405,777
OPERATING LOSS	368,436	1,159,515
Financing Expenses (Income), net	64,888	(211,139)
COMPREHENSIVE AND NET LOSS	$ 433,324	$ 948,376
Net loss per ordinary shares, basic (in Dollars per share)	$ 0.12	$ 0.31
Weighted average number of ordinary shares outstanding basic (in Shares)	3,597,442	3,066,785